10-Q COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
CONTINGENT PAYMENT OBLIGATIONS
FLUX Photon Corporation
The purchase price payable for the FPC Assets is $18,000,000 payable in cash to FPC with 20% of the future monthly consolidated sales, less total variable costs, less operating expenses, maintenance, tax payments, and debt service payments of the Company and its now and hereafter-existing subsidiaries, until the purchase price of $18,000,000 has been fully paid. On December 10, 2021, the Asset Purchase Agreement was amended to provide for the payment by the Company of a $350,000 down payment against the purchase price, which reduced the stated purchase price to $17,650,000 at December 31, 2021.
MANA Corporation
On July 23, 2021, the Company entered into a Securities Exchange Agreement to purchase 100% of the issued and outstanding equity of MANA Corporation. MANA provides industrial hemp origination, toll processing, sales, marketing, commodities, co-products management, and related products and services. MANA has a contingent payment obligation equal to 20% of MANA’s future net cash flow deriving from sales of industrial hemp and its derivatives, as defined in the applicable agreement, in an amount up to $8,600,000. This amount has not been recorded in our consolidated financial statements for the year ended December 31, 2021, as it has been determined to be neither probable nor reasonably estimable.
Comstock Innovations - Pilot Facility
Comstock Innovations, our wholly-owned technology research and development subsidiary, is subject to an asset purchase agreement with American Science and Technology Corporation (“AST”), pursuant to which the Company agreed to purchase substantially all of the real and personal property located at 6445 Packer Drive, Wausau, Wisconsin 54401 (“Pilot Facility”), including pilot scale processing equipment used in connection with some of our cellulosic fuels and electrification metals extraction and refining processes. The purchase agreement calls for a purchase price of $3,920,000 in installments of $35,000 per month from May 1, 2022 to April 30, 2023, $1,750,000 on April 30, 2023, and $1,750,000 on April 30, 2024. The costs associated with the Pilot Facility’s research and development support operations are allocated (on a time and materials basis at cost) to our cellulosic fuels, electrification metals, cleantech engineering, technology licensing, and strategic and other investments segments, as applicable.
LINICO Corporation
At December 31, 2021, LINICO had $3,219,607 in deposits with various vendors for the plant and equipment.
COMSTOCK MINERAL ESTATE LEASE PAYMENTS
We lease certain mineral rights and properties under leases expiring at various dates through 2040. Future minimum annual lease payments, including royalty and rental payments, under these existing lease agreements are as follows at December 31, 2021:

Year	Leases
2022	$114,000
2023	114,000
2024	108,000
2025	110,000
2026	150,000
Thereafter	1,536,250
Total minimum annual lease payments	$2,018,250
We have minimum royalty obligations with certain of its mineral properties and leases. For most of the mineral properties and leases, we are subject to a range of royalty obligations to the extent that production commences. These royalties range from 0.5% to 5% of Net Smelter Returns ("NSR") from minerals produced on the properties, with the majority being under 3%. Some of the factors that will influence the amount of the royalties include ounces extracted and the price of extracted metals.
Our mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally become more restrictive. The Company believes its operations are in compliance with applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures.
Mineral and Mining Leases
The Company is party to lease agreements with Tonogold. On ###, as amended and restated on ###, the Company, as lessor, entered into a 10-year, renewable mineral exploration and mining lease with Tonogold for certain mineral properties owned or controlled by the Company (the "Exploration Lease"). The Exploration Lease grants Tonogold the right to use these properties for mineral exploration and development, and ultimately the production, removal and sale of minerals and certain other materials. Tonogold pays to the Company a quarterly lease fee of $10,000. The lease fee will escalate 10% each year on the anniversary date of the Exploration Lease. Tonogold also reimburses the Company for all costs associated with owning the properties, including, but not limited to, lease payments for underlying, third-party leases. The Exploration Lease also provides for royalty payments when mining operations commence.
On November 18, 2019, the Company, entered into an agreement to lease its permitted American Flat property, plant and equipment to Tonogold for crushing, leaching and processing material from the Lucerne Mine (the "Lease Option Agreement"). Under the Lease Option Agreement, Tonogold is required to reimburse the Company approximately $1,100,000 in expenses per year to maintain the option. The Lease Option Agreement remains in effect, but has not yet been exercised. The Lease Option Agreement expires in November 2025. Total reimbursements under the Tonogold agreements for the years ended December 31, 2021 and 2020 were approximately $2,800,000 and $2,600,000, respectively. Total reimbursements receivable under the Tonogold agreements for the years ended December 31, 2021 and 2020 were approximately $800,000 and $0.
On ###, the Company entered into a new mineral exploration and mining lease with Sutro. The lease covers patented mining claims, exploration rights, and access over and through town lots in Gold Hill and Virginia City, Nevada. The lease also provides the right to explore the Sutro Tunnel.
LITIGATION
On January 31, 2014, the Comstock Residents Association (the “CRA”) and two of its members filed a civil action in the Third Judicial District Court in Lyon County, Nevada (the “District Court”) against the Lyon County Board of Commissioners (the “Commissioners”) and the Company, asking the District Court to reverse the Commissioners’ decision to grant an application for master plan amendment and zone change submitted and approved by the Commissioners in 2014 (the “Application”). Prior to approval of the Application, the master plan designation and zoning precluded mining on certain property of the Company in the area of Silver City, Nevada. On January 11, 2021, the Nevada Supreme Court issued a final order affirming the District Court's judgment in favor of Lyon County and Comstock Mining. On January 29, 2021, the CRA filed a Petition for Rehearing to the Nevada Supreme Court. On February 25, 2021, the Nevada Supreme Court issued an order denying a rehearing. On March 8, 2021, the CRA filed a Petition for En Banc Reconsideration to the Nevada Supreme Court. On April 9, 2021, the Nevada Supreme Court responded to the petition by issuing an order denying en banc reconsideration, once again, in favor of Lyon County and Comstock Mining. On July 30, 2021 Judge Estes of the Third Judicial District Court in Lyon County, Nevada ruled in favor of Lyon County and the Company and awarded attorney fees and costs to be paid by the plaintiffs in the sum of $50,000 to Lyon County and $203,151 to the Company. On August 27, 2021 the CRA filed a notice of appeal to the Nevada Supreme Court.
On or about February 27, 2020, we received notice that three former employees had filed a complaint with OSHA regarding alleged wrongful termination of employment in 2019, seeking backpay, front pay and other compensatory damages as well as interest and legal fees and costs. On September 8, 2021, OSHA notified the three former employees that it was dismissing their complaint after OSHA was informed that the former employees were instead planning to file a complaint in federal court. On August 20, 2021, the former employees filed a lawsuit against the Company, its Board of Directors, its Audit and Finance Committee, its Chief Executive Officer and certain of its managers for the wrongful termination of their employment. We believe those terminations were lawful and we are vigorously defending the complaint. At December 31, 2021, the Company has accrued severance and related costs for this complaint in accrued expenses and other liabilities on the consolidated balance sheets (see Note 22, Subsequent Events).
From time to time, we are involved in claims and proceedings that arise in the ordinary course of business. There are no matters pending that we expect to have a material adverse impact on our business, results of operations, financial condition or cash flows.
COMMITMENTS AND CONTINGENCIES
CONTINGENT PAYMENT OBLIGATIONS
FLUX Photon Corporation
The purchase price payable for the FPC Assets is $18,000,000 payable in cash to FPC with 20% of the future monthly consolidated sales, less total variable costs, less operating expenses, maintenance, tax payments, and debt service payments of the Company and its now and hereafter-existing subsidiaries, until the purchase price of $18,000,000 has been fully paid. On December 10, 2021, the Asset Purchase Agreement was amended to provide for the payment by the Company of a $350,000 down payment against the purchase price, which reduced the stated purchase price to $17,650,000 at December 31, 2021. The intangible asset was deemed unrecoverable as of March 31, 2022 and was fully impaired (See Note 2, Acquisitions and Investments).
MANA Corporation
On July 23, 2021, the Company entered into a Securities Exchange Agreement to purchase 100% of the issued and outstanding equity of MANA Corporation. MANA provides industrial hemp origination, toll processing, sales, marketing, commodities, co-products management, and related products and services. MANA has a contingent payment obligation equal to 20% of MANA’s future net cash flow deriving from sales of industrial hemp and its derivatives, as defined in the applicable agreement, in an amount up to $8,600,000. This amount has not been recorded in our condensed consolidated financial statements for the three months ended March 31, 2022, as it has been determined to be neither probable nor reasonably estimable.
Comstock Innovations - Pilot Facility
In April 2021, Comstock Innovations, our wholly-owned technology research and development subsidiary, entered into a license agreement and an asset purchase agreement with American Science and Technology Corporation (“AST”). Pursuant to the terms of the asset purchase agreement, Comstock Innovations agreed to purchase substantially all of the real and personal property located at 6445 Packer Drive, Wausau, Wisconsin 54401 (“Pilot Facility”), including pilot scale processing equipment used in connection with some of our cellulosic fuels and electrification metals extraction and refining processes. The purchase agreement calls for a purchase price of $3,920,000 in installments of $35,000 per month from May 1, 2022 to April 30, 2023, $1,750,000 on April 30, 2023, and $1,750,000 on April 30, 2024. The costs associated with the Pilot Facility’s research and development support operations are allocated (on a time and materials basis at cost) to our cellulosic fuels, electrification metals, cleantech engineering, technology licensing, and strategic and other investments segments, as applicable. The license agreement provided for use of the Pilot Facility through April 30, 2022 and all payments under this agreement were fully satisfied in January 2022.
COMSTOCK MINERAL ESTATE LEASE PAYMENTS
We lease certain mineral rights and properties under leases expiring at various dates through 2040. Future minimum annual lease payments, including royalty and rental payments, under these existing lease agreements are as follows at March 31, 2022:

Year	Leases
Remainder of 2022	$72,000
2023	114,000
2024	108,000
2025	110,000
2026	150,000
Thereafter	1,662,250
Total minimum annual lease payments	$2,216,250
We have minimum royalty obligations with certain of its mineral properties and leases. For most of the mineral properties and leases, we are subject to a range of royalty obligations to the extent that production commences. These royalties range from 0.5% to 5% of Net Smelter Returns ("NSR") from minerals produced on the properties, with the majority being under 3%. Some of the factors that will influence the amount of the royalties include ounces extracted and the price of extracted metals.
Our mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally become more restrictive. The Company believes its operations are in compliance with applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the full amount of such future expenditures.
Mineral and Mining Leases
The Company is party to lease agreements with Tonogold. On September 16, 2019, as amended and restated on December 23, 2019, the Company, as lessor, entered into a 10-year, renewable mineral exploration and mining lease with Tonogold for certain mineral properties owned or controlled by the Company (the "Exploration Lease"). The Exploration Lease grants Tonogold the right to use these properties for mineral exploration and development, and ultimately the production, removal and sale of minerals and certain other materials. Tonogold pays to the Company a quarterly lease fee of $10,050. The lease fee will escalate 10% each year on the anniversary date of the Exploration Lease. Tonogold also reimburses the Company for all costs associated with owning the properties, including, but not limited to, lease payments for underlying, third-party leases. The Exploration Lease also provides for royalty payments when mining operations commence.
On November 18, 2019, the Company, entered into an agreement to lease its permitted American Flat property, plant and equipment to Tonogold for crushing, leaching and processing material from the Lucerne Mineral Properties (the "Lease Option Agreement"). Under the Lease Option Agreement, Tonogold is required to reimburse the Company approximately $1,100,000 in expenses per year to maintain the option. The Lease Option Agreement remains in effect, but has not yet been exercised. The Lease Option Agreement expires in November 2025. Expense under leases for the three months ended March 31, 2022 and 2021was $20,321 and $41,446, respectively. Tonogold reimbursements of lease costs for the three months ended March 31, 2022 and 2021 were $25,150 and $21,050, respectively.
OTHER
On August 20, 2021, former employees of the Company filed a wrongful termination lawsuit against the Company, its Board of Directors, its Audit and Finance Committee, its Chief Executive Officer and certain of its managers for the termination of their employment. On March 4, 2022, the Company and the former employees agreed to a settlement, which will result in the litigation being dismissed. At March 31, 2022 and December 31, 2021, the agreed upon severance and related costs are included in accrued expenses and other liabilities on the condensed consolidated balance sheet.
At March 31, 2022, the Company accrued an additional $175,000 in other severance and related costs.
From time to time, we are involved in claims and proceedings that arise in the ordinary course of business. There are no matters pending that we expect to have a material adverse impact on our business, results of operations, financial condition or cash flows.